SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions for Stock Options) (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility, minimum	38.50%	44.90%
Expected volatility, maximum	58.00%	73.40%
Risk-free interest, minimum	0.14%	0.19%
Risk-free interest, maximum	1.60%	1.10%
Forfeiture rate	10.00%	10.00%
Suboptimal exercise multiple	1.5	1.5
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	4 years	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	8 years	9 years